Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 15 — SEGMENT INFORMATION

The Company uses the “management approach” in determining its operating segments. The management approach considers the internal organization and reporting used by the Group’s Chief Operating Decision Maker (“CODM”) for making strategic decisions, assessing performance, and allocating resources. The Company’s CODM has been identified as the Chief Executive Officer of the Group. The Company determined it operates as one consolidated segment and therefore has one reportable segment.

As a single reportable segment entity, the GAAP measure utilized by the CODM to assess performance and allocate resources is the Group’s consolidated statement of loss. Significant expenses include selling expenses, general and administrative expenses and research and development expenses, which are each separately presented on the Company’s Statements of Income. Other segment items within net income include interest expense.

The following table presents revenue by geographic location for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025

PRC	$4,967,410	$3,838,722
Japan	2,005,202	5,978,750
USA	2,785,759	—
Germany	782,821	—
Singapore	124,074	—
Total revenues	$10,665,266	$9,817,472